UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10157

Franklin Global Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: _650 312-2000

Date of fiscal year end:  7/31

Date of reporting period:  10/31/16

Item 1. Schedule of Investments.

FRANKLIN GLOBAL TRUST

	Consolidated Statement of Investments, October 31, 2016 (unaudited)
	Franklin Emerging Market Debt Opportunities Fund
			Country/
			Organization	Warrants		Value

	Warrants 1.4%
	[a] Central Bank of Nigeria, wts., 11/15/20		Nigeria	64,000		$4,480,000
	[a] Government of Venezuela, Oil Value Recovery wts., 4/15/20		Venezuela	925,920		2,870,352
	Total Warrants (Cost $29,514,666)					7,350,352

				Principal
				Amount*

	Quasi-Sovereign and Corporate Bonds 33.1%
	Banks 7.2%
	[b,c] Astana Finance JSC, secured note, 144A, zero cpn., 12/22/24		Kazakhstan	136,566		1,366
	[b] BGEO Group JSC, senior note, 144A, 6.00%, 7/26/23		Georgia	3,000,000		3,101,250
	[b] Fidelity Bank PLC, senior note, 144A, 6.875%, 5/09/18		Nigeria	12,100,000		9,861,500
	[d] International Bank of Azerbaijan OJSC, senior note, Reg S,
	5.625%, 6/11/19		Azerbaijan	10,500,000		10,455,585
	[b] National Savings Bank, senior note, 144A, 8.875%, 9/18/18		Sri Lanka	4,000,000		4,312,620
	[c,e,f] Sphynx Capital Markets PCC (National Investment Bank of
	Ghana), PTN, zero cpn., 2/05/09		Ghana	8,000,000		9,309,119
						37,041,440
	Building Products 0.9%
	[b] St. Marys Cement Inc., senior bond, 144A, 5.75%, 1/28/27		Brazil	4,600,000		4,654,878
	Chemicals 0.8%
	[b] Braskem Finance Ltd., senior note, 144A, 5.375%, 5/02/22		Brazil	4,200,000		4,290,027
	Commercial Services & Supplies 0.9%
	[d] Red de Carreteras de Occidente Sapib de CV, senior secured
	bond, Reg S, 9.00%, 6/10/28		Mexico	90,000,000	MXN	4,817,552
	Diversified Financial Services 3.6%
	[b] 01 Properties Finance PLC, senior note, 144A, 8.25%, 9/27/21		Russia	5,400,000		5,265,000
	[b] Fideicomiso PA Costera,
	senior bond, 144A, 6.75%, 1/15/34		Colombia	2,000,000		1,986,430
	[g] senior secured bond, B, 144A, Index Linked, 6.25%,
	1/15/34	.	Colombia	9,976,506,930	COP	3,127,219
	[b] Rio Oil Finance Trust, senior secured bond, 144A, 9.25%,
	7/06/24		Brazil	8,318,778		8,027,621
						18,406,270
	Diversified Telecommunication Services 3.0%
	[d] Empresa de Telecommunicaciones de Bogota SA, senior note,
	Reg S, 7.00%, 1/17/23		Colombia	27,200,000,000	COP	6,803,781
[b] MTN	(Mauritius) Investments Ltd., 144A, 4.755%, 11/11/24		South Africa	7,500,000		7,094,438
	[d,e] Oi SA, senior note, Reg S, 9.75%, 9/15/16		Brazil	26,100,000	BRL	1,499,638
						15,397,857
	Food & Staples Retailing 1.5%
	[b] JBS Investments GmbH, senior note, 144A, 7.25%, 4/03/24		Brazil	7,300,000		7,419,136
	Industrial Conglomerates 1.0%
	[b] Yasar Holdings SA, senior note, 144A, 8.875%, 5/06/20		Turkey	5,000,000		5,301,700
	Metals & Mining 2.7%
	[b] Ferrexpo Finance PLC, senior note, 144A, 10.375%, 4/07/19.		Ukraine	8,000,000		8,086,160
	[d] Vedanta Resources PLC, senior note, Reg S, 9.50%, 7/18/18		India	5,200,000		5,513,144
						13,599,304

Quarterly Consolidated Statement of Investments | See Notes to Statements of Investments. | 1

FRANKLIN GLOBAL TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Emerging Market Debt Opportunities Fund (continued)
	Country/	Principal
	Organization	Amount*		Value

Quasi-Sovereign and Corporate Bonds (continued)
Municipal Bonds 4.4%
[d] Bogota Distrito Capital, senior bond, Reg S, 9.75%, 7/26/28	Colombia	11,481,000,000	COP	$4,055,842
Province of Salta Argentina,
[b] senior secured note, 144A, 9.50%, 3/16/22	Argentina	2,912,400		3,162,867
[d] senior secured note, Reg S, 9.50%, 3/16/22	Argentina	4,086,421		4,437,853
[b] Provincia de Neuquen Argentina, senior secured bond, 144A,
8.625%, 5/12/28	Argentina	9,913,000		10,706,040
				22,362,602
Oil, Gas & Consumable Fuels 3.3%
[b] Georgian Oil and Gas Corp JSC, senior note, 144A, 6.75%,
4/26/21	Georgia	6,000,000		6,331,770
Petroleum Co. of Trinidad and Tobago Ltd.,
[b] senior bond, 144A, 6.00%, 5/08/22	Trinidad and Tobago	3,650,000		3,660,512
[d] senior bond, Reg S, 6.00%, 5/08/22	Trinidad and Tobago	1,300,000		1,303,744
[d] State Oil Co., Government of Azerbaijan, senior note, Reg S,
4.75%, 3/13/23	Azerbaijan	5,402,000		5,392,357
				16,688,383
Road & Rail 1.3%
[b] Kazakhstan Temir Zholy Finance BV, senior bond, 144A, 6.95%,
7/10/42	Kazakhstan	6,250,000		6,479,062
Specialty Retail 0.4%
[b,e,h] Edcon Ltd., secured note, 144A, 9.50%, 3/01/18	South Africa	6,800,000	EUR	1,866,005
Textiles, Apparel & Luxury Goods 1.0%
[b] Golden Legacy PT Ltd., senior note, 144A, 8.25%, 6/07/21	Indonesia	5,000,000		5,315,950
Wireless Telecommunication Services 1.1%
[b] Millicom International Cellular SA, senior note, 144A, 6.625%,
10/15/21	Colombia	5,100,000		5,342,250
Total Quasi-Sovereign and Corporate Bonds
(Cost $179,612,274)				168,982,416

Loan Participations and Assignments 16.2%
[b] Ardshininvestbank CJSC, senior note, 144A, 12.00%, 7/29/20	Armenia	6,620,000		6,389,624
[d,e] Credit Suisse First Boston International (City of Kyiv), secured
bond, Reg S, 8.00%, 11/06/15	Ukraine	11,975,000		9,580,000
[i,j] Development Bank of South Africa Ltd. (Government of Angola),
Tranche 2, senior note, FRN, 7.175%, 12/20/23	Angola	11,156,250		10,507,203
Tranche 3B, senior note, FRN, 7.175%, 12/20/23	Angola	10,500,000		9,889,133
[i,j] Ethiopian Railway Corp. (Republic of Ethiopia), FRN, 4.865%,
8/02/21	Ethiopia	9,300,000		8,540,452
[d] FBN Finance Co. BV (First Bank of Nigeria Ltd.), sub. note, Reg
S, 8.00% to 7/23/19, FRN thereafter, 7/23/21	Nigeria	7,800,000		6,107,486
[i,j] Government of Iraq, Tranche A3, Sumitomo Corp. Loan, FRN,
0.563%, 1/01/28	Iraq	284,952,953	JPY	1,643,215
[i,j] Merrill Lynch & Co. Inc. (Government of Iraq), FRN, 0.563%,
1/01/28	Iraq	498,684,928	JPY	2,875,726
[e,j] NK Debt Corp.,
144A, zero cpn., 3/12/20	North Korea	4,250,000	DEM	—
Reg S, zero cpn., 3/12/20	North Korea	2,000,000	CHF	—
Reg S, zero cpn., 3/12/20	North Korea	18,000,000	DEM	—

|2

FRANKLIN GLOBAL TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Emerging Market Debt Opportunities Fund (continued)
	Country/	Principal
	Organization	Amount*		Value

Loan Participations and Assignments (continued)
[i,j] Societe des Hydrocarbures du Tchad, Tranche 4, FRN, 7.626%,
12/30/22	Chad	17,000,000		$16,515,500
[b] SSB No. 1 PLC (OJSC State Savings Bank of Ukraine), senior
note, 144A, 9.625%, 3/20/25	Ukraine	11,000,000		10,624,515
Total Loan Participations and Assignments
(Cost $89,730,979)				82,672,854

Foreign Government and Agency Securities
43.8%
Banque Centrale de Tunisie International Bond,
senior bond, 4.30%, 8/02/30	Tunisia	610,000,000	JPY	4,530,577
senior bond, 4.20%, 3/17/31	Tunisia	680,000,000	JPY	5,163,656
[d] Federal Democratic Republic of Ethiopia, Reg S, 6.625%,
12/11/24	Ethiopia	1,800,000		1,707,579
[e] Government of Argentina, 11.75%, 5/20/11	Argentina	3,000,000	DEM	2,045,645
[b] Government of Armenia, 144A, 7.15%, 3/26/25	Armenia	4,500,000		4,771,282
[i] Government of Bosnia & Herzegovina,
FRN, 0.625%, 12/11/17	Bosnia and Herzegovina	1,050,000	DEM	546,263
[d] senior bond, B, Reg S, FRN, 0.625%, 12/11/21.	Bosnia and Herzegovina	16,106,750	DEM	7,615,714
[b] Government of Cameroon, senior note, 144A, 9.50%, 11/19/25	Cameroon	8,200,000		9,133,652
[d] Government of El Salvador, senior bond, Reg S, 7.65%, 6/15/35 .	El Salvador	14,800,000		15,392,000
[b] Government of Gabon, 144A, 6.95%, 6/16/25	Gabon	8,700,000		8,063,856
Government of Ghana,
25.40%, 7/31/17	Ghana	11,250,000	GHS	2,857,867
23.00%, 8/21/17	Ghana	12,450,000	GHS	3,114,109
24.75%, 7/19/21	Ghana	8,000,000	GHS	2,287,950
[b] Government of Grenada, senior bond, 144A, 7.00%, 5/12/30	Grenada	10,964,085		6,085,067
[d] Government of Iraq, Reg S, 5.80%, 1/15/28	Iraq	18,000,000		14,556,510
Government of Jamaica, senior bond, 7.875%, 7/28/45	Jamaica	5,000,000		5,792,700
[d] Government of Mongolia, Reg S, 5.125%, 12/05/22	Mongolia	10,500,000		9,299,797
Government of Russia, 7.50%, 3/15/18.	Russia	760,000,000	RUB	11,872,218
[d] Government of Seychelles, senior bond, Reg S, 7.00% to
1/01/18, 8.00% thereafter, 1/01/26	Seychelles	9,975,000		10,031,758
Government of South Africa, 8.00%, 12/21/18	South Africa	190,000,000	ZAR	14,162,992
Government of Turkey, 8.20%, 11/16/16	Turkey	52,040,000	TRY	16,813,479
Government of Uganda,
16.75%, 2/23/17	Uganda	5,334,500,000	UGX	1,558,068
10.75%, 2/22/18	Uganda	2,200,000,000	UGX	605,570
16.125%, 3/22/18	Uganda	4,420,000,000	UGX	1,280,546
14.625%, 11/01/18	Uganda	1,221,800,000	UGX	344,171
13.75%, 6/13/19	Uganda	10,310,000,000	UGX	2,830,669
[d] Government of Ukraine, senior bond, Reg S, zero cpn. to
5/31/21, FRN thereafter, 5/31/40	Ukraine	7,500,000		2,409,675
[g] Government of Uruguay, senior bond, Index Linked, 3.70%,
6/26/37	Uruguay	477,462,304	UYU	13,669,505
[d] Government of Venezuela,
Reg S, 6.00%, 12/09/20	Venezuela	12,800,000		5,744,000
senior bond, Reg S, 7.65%, 4/21/25	Venezuela	9,000,000		3,926,250
International Finance Corp.,
senior note, 7.75%, 12/03/16	Supranational[k]	150,000,000	INR	2,250,913
senior note, 6.45%, 10/30/18	Supranational[k]	200,000,000	INR	3,020,091
Kenya Infrastructure Bond, 11.00%, 9/15/25	Kenya	776,100,000	KES	7,369,820
[d] Mestenio Ltd., secured note, Reg S, 8.50%, 1/02/20	Dominican Republic	2,080,000		2,212,600

|3

FRANKLIN GLOBAL TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Emerging Market Debt Opportunities Fund (continued)
	Country/	Principal
	Organization	Amount*			Value

Foreign Government and Agency
Securities (continued)
[g] Mexican Udibonos,
Index Linked, 4.50%, 12/04/25	Mexico	431,802	[l]	MXN	$2,565,868
Index Linked, 4.00%, 11/15/40	Mexico	1,648,100	[l]	MXN	9,493,290
[b] Mozambique International Bond, senior note, 144A, 10.50%,
1/18/23	Mozambique	8,664,000			4,989,944
[b] Peruvian Government International Bond, senior bond, 144A,
6.35%, 8/12/28	Peru	4,600,000		PEN	1,407,982
[b] Republic of Suriname, senior note, 144A, 9.25%, 10/26/26	Suriname	2,500,000			2,637,500
Total Foreign Government and Agency
Securities (Cost $251,596,644)					224,161,133

		Shares

Common Stocks (Cost $—) 0.0%
[c,m] Astana Finance JSC, GDR, 144A	Kazakhstan	193,625			—

		Units

Private Limited Partnership Fund
(Cost $4,600,000) 0.1%
Diversified Financial Services 0.1%
[a,j,m,n] Global Distressed Alpha Fund III LP	Bermuda	4,424,861			711,571
Total Investments (Cost $555,054,563) 94.6%					483,878,326
Other Assets, less Liabilities 5.4%					27,482,220
Net Assets 100.0%.					$511,360,546

|4

FRANKLIN GLOBAL TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Emerging Market Debt Opportunities Fund (continued)

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aSee Note 9 regarding investment in Alternative Strategies Ltd.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
October 31, 2016, the aggregate value of these securities was $169,497,223, representing 33.2% of net assets.
cSecurity has been deemed illiquid because it may not be able to be sold within seven days. At October 31, 2016, the aggregate value of these securities was $9,310,485, representing 1.8% of net assets.
dSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At October 31, 2016, the aggregate value of these securities was $132,862,865, representing 26.0% of net assets.
eDefaulted security or security for which income has been deemed uncollectible.
fRepresents claims that have been filed with a Ghanaian court against National Investment Bank of Ghana.
gPrincipal amount of security is adjusted for inflation.
hAt October 31, 2016, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund is restricted from trading this security at period end.
iThe coupon rate shown represents the rate at period end.
jSee Note 6 regarding restricted securities.
kA supranational organization is an entity formed by two or more central governments through international treaties.
lPrincipal amount is stated in Unidad de Inversion Units.
mNon-income producing.
nThe Global Distressed Alpha Fund III LP is a fund focused on the purchase of and the recovery on private distressed commercial, sovereign and sovereign-related debt claims around the world, principally in Africa and Asia.

At October 31, 2016, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Euro	CITI	Sell	4,600,000	$5,200,760	12/12/16	$142,019	$—
Euro	MSCO	Sell	4,000,000	4,537,263	12/12/16	138,358	—
Euro	RBCCM	Sell	4,000,000	4,536,688	12/12/16	137,782	—
Japanese Yen	CITI	Sell	500,000,000	4,934,860	12/12/16	159,225	—
Japanese Yen	MSCO	Sell	500,000,000	4,937,441	12/12/16	161,806	—
Japanese Yen	RBCCM	Sell	500,000,000	4,939,564	12/12/16	163,929	—
Total Forward Exchange Contracts						$903,119	$—
Net unrealized appreciation (depreciation)						$903,119

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

See Abbreviations on page 23.

|5

FRANKLIN GLOBAL TRUST

Statement of Investments, October 31, 2016 (unaudited)
Franklin Global Listed Infrastructure Fund
		Shares/
		Rights/
	Country	Units	Value

Common Stocks and Other Equity Interests 98.8%
Airport Services 16.1%
Aena SA	Spain	10,423	$1,530,208
Auckland International Airport Ltd	New Zealand	81,528	384,148
Beijing Capital International Airport Co. Ltd	China	154,000	161,433
Flughafen Zuerich AG	Switzerland	3,890	715,565
Grupo Aeroportuario del Pacifico SAB de CV, ADR.	Mexico	8,431	814,687
Grupo Aeroportuario del Sureste SAB de CV, ADR.	Mexico	1,130	179,670
Japan Airport Terminal Co. Ltd	Japan	13,100	504,014
SATS Ltd	Singapore	70,900	246,671
Sydney Airport	Australia	62,144	296,026
			4,832,422
Construction & Engineering 2.7%
Eiffage SA	France	4,520	334,595
[a] Ferrovial SA	Spain	7,516	146,230
[a] Ferrovial SA, rts., 11/14/16	Spain	7,516	3,218
Vinci SA	France	4,680	338,939
			822,982
Electric Utilities 26.3%
[a] Adani Transmissions Ltd	India	234,791	160,330
American Electric Power Co. Inc	United States	8,290	537,524
CLP Holdings Ltd	Hong Kong	20,000	203,464
Duke Energy Corp	United States	1,710	136,834
Edison International	United States	5,570	409,284
Emera Inc	Canada	14,400	502,055
Enel SpA	Italy	215,947	929,174
Exelon Corp	United States	15,070	513,435
Great Plains Energy Inc	United States	8,700	247,428
Iberdrola SA	Spain	129,853	884,988
NextEra Energy Inc	United States	12,400	1,587,200
PG&E Corp	United States	17,580	1,092,069
The Southern Co	United States	10,610	547,158
Xcel Energy Inc	United States	3,680	152,904
			7,903,847
Gas Utilities 1.5%
Atmos Energy Corp	United States	6,200	461,218
Highways & Railtracks 14.5%
Abertis Infraestructuras SA	Spain	28,864	428,507
Atlantia SpA.	Italy	39,297	962,327
Groupe Eurotunnel SE	France	59,570	557,817
Jiangsu Expressway Co. Ltd., H	China	132,000	179,730
Macquarie Atlas Roads Group	Australia	44,436	159,600
Qube Logistics Holdings Ltd	Australia	105,380	178,821
Transurban Group	Australia	239,425	1,892,959
			4,359,761
Marine Ports & Services 1.3%
COSCO Shipping Ports Ltd	China	156,000	154,881
DP World Ltd	United Arab Emirates	12,689	227,767
			382,648

Quarterly Statement of Investments | See Notes to Statements of Investments. | 6

FRANKLIN GLOBAL TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Global Listed Infrastructure Fund (continued)
		Shares/
		Rights/
	Country	Units	Value

Common Stocks and Other Equity Interests (continued)
Multi-Utilities 9.8%
Centrica PLC	United Kingdom	130,670	$342,634
Dominion Resources Inc	United States	3,090	232,368
DTE Energy Co	United States	5,960	572,220
Engie SA	France	7,030	101,356
[a] innogy SE	Germany	5,630	223,553
National Grid PLC.	United Kingdom	54,480	710,266
Sempra Energy	United States	3,950	423,045
Veolia Environnement	France	15,460	337,357
			2,942,799
Oil & Gas Storage & Transportation 21.2%
[a] Cheniere Energy Inc	United States	11,070	417,339
Cheniere Energy Partners LP Holdings LLC	United States	17,170	342,370
Enbridge Energy Partners LP.	United States	6,432	158,549
Enbridge Inc	Canada	24,144	1,042,236
Energy Transfer Equity LP	United States	27,251	406,857
Genesis Energy LP.	United States	4,746	165,778
Kinder Morgan Inc	United States	29,360	599,825
Pembina Pipeline Corp	Canada	10,400	319,422
Spectra Energy Corp	United States	17,620	736,692
Targa Resources Corp	United States	4,220	185,258
TransCanada Corp	Canada	29,307	1,326,269
Ultrapar Participacoes SA, ADR	Brazil	7,341	165,906
The Williams Cos. Inc	United States	17,520	511,584
			6,378,085
Renewable Electricity 2.9%
EDP Renovaveis SA	Spain	48,830	368,970
NextEra Energy Partners LP	United States	6,157	168,394
Pattern Energy Group Inc	United States	14,430	322,511
			859,875
Water Utilities 2.5%
American Water Works Co. Inc	United States	4,570	338,363
Beijing Enterprises Water Group Ltd	China	198,000	143,733
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	Brazil	13,920	146,438
Guangdong Investment Ltd	China	92,000	139,026
			767,560
Total Common Stocks and Other Equity Interests
(Cost $26,947,489)			29,711,197
Other Assets, less Liabilities 1.2%			355,489
Net Assets 100.0%			$30,066,686

See Abbreviations on page 23.

[a]Non-income producing.

|7

FRANKLIN GLOBAL TRUST

Statement of Investments, October 31, 2016 (unaudited)
Franklin Global Real Estate Fund
	Country	Shares	Value

Common Stocks 98.9%
Diversified Real Estate Activities 10.4%
CapitaLand Ltd	Singapore	694,224	$1,541,999
City Developments Ltd	Singapore	172,800	1,054,575
Mitsubishi Estate Co. Ltd	Japan	183,854	3,649,031
Mitsui Fudosan Co. Ltd	Japan	187,595	4,276,003
New World Development Co. Ltd	Hong Kong	1,376,000	1,715,642
Sun Hung Kai Properties Ltd	Hong Kong	155,727	2,325,168
Tokyo Tatemono Co. Ltd	Japan	82,690	1,053,386
The Wharf Holdings Ltd	Hong Kong	93,694	704,307
			16,320,111
Diversified REITs 6.8%
Activia Properties Inc	Japan	170	826,698
[a] Activia Properties Inc., 144A	Japan	47	228,558
Hispania Activos Inmobiliarios SOCIMI SA	Spain	90,899	1,119,479
Hulic REIT Inc	Japan	470	823,704
Kenedix Office Investment Corp	Japan	244	1,372,682
Land Securities Group PLC	United Kingdom	145,405	1,778,195
Spirit Realty Capital Inc	United States	108,400	1,291,044
United Urban Investment Corp	Japan	654	1,103,148
VEREIT Inc	United States	221,000	2,077,400
			10,620,908
Health Care REITs 6.7%
HCP Inc	United States	67,454	2,310,299
OMEGA Healthcare Investors Inc	United States	21,800	693,894
Physicians Realty Trust.	United States	47,600	941,052
Ventas Inc	United States	51,409	3,482,960
Welltower Inc	United States	43,858	3,005,589
			10,433,794
Hotel & Resort REITs 2.7%
Hoshino Resorts REIT Inc	Japan	124	727,151
Host Hotels & Resorts Inc	United States	107,520	1,664,410
Summit Hotel Properties Inc	United States	74,900	972,951
Sunstone Hotel Investors Inc	United States	65,599	823,923
			4,188,435
Hotels, Resorts & Cruise Lines 0.3%
Hilton Worldwide Holdings Inc	United States	17,200	388,720
Industrial REITs 8.8%
Duke Realty Corp	United States	78,100	2,042,315
First Industrial Realty Trust Inc	United States	52,100	1,375,961
[b] Frasers Logistics & Industrial Trust	Singapore	842,000	584,071
Goodman Group	Australia	287,944	1,487,764
Mapletree Logistics Trust	Singapore	661,137	491,878
Nippon Prologis REIT Inc	Japan	501	1,133,610
PLA Administradora Industrial S de RL de CV	Mexico	421,200	699,664
Prologis Inc	United States	73,120	3,813,939
Rexford Industrial Realty Inc	United States	39,700	836,082
Segro PLC	United Kingdom	255,600	1,367,967
			13,833,251

Quarterly Statement of Investments | See Notes to Statements of Investments. | 8

FRANKLIN GLOBAL TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Global Real Estate Fund (continued)
	Country	Shares	Value

Common Stocks (continued)
Office REITs 11.4%
Alexandria Real Estate Equities Inc	United States	21,384	$2,305,409
Boston Properties Inc	United States	21,732	2,618,271
Brandywine Realty Trust	United States	56,400	874,200
Daiwa Office Investment Corp	Japan	35	197,568
[a] Daiwa Office Investment Corp., 144A	Japan	86	485,454
Derwent London PLC	United Kingdom	33,068	979,216
Dexus Property Group	Australia	181,471	1,234,528
Highwoods Properties Inc	United States	33,066	1,641,066
Japan Real Estate Investment Corp	Japan	256	1,481,688
Kilroy Realty Corp	United States	26,430	1,898,467
Mack-Cali Realty Corp	United States	46,200	1,186,416
SL Green Realty Corp	United States	17,559	1,724,645
Vornado Realty Trust	United States	12,325	1,143,513
			17,770,441
Real Estate Development 3.3%
Cheung Kong Property Holdings Ltd	Hong Kong	427,000	3,163,004
China Overseas Land & Investment Ltd	China	150,158	463,699
China Resources Land Ltd	China	182,000	453,847
Sino Land Co. Ltd	Hong Kong	629,045	1,070,625
			5,151,175
Real Estate Operating Companies 7.5%
ADO Properties SA	Germany	11,110	404,809
[a] ADO Properties SA, 144A.	Germany	27,509	1,002,331
Deutsche Wohnen AG	Germany	58,900	1,921,445
Fabege AB	Sweden	61,070	1,032,138
First Capital Realty Inc	Canada	47,100	750,862
Hemfosa Fastigheter AB	Sweden	81,512	767,354
Hufvudstaden AB, A	Sweden	65,716	1,017,499
Hysan Development Co. Ltd	Hong Kong	229,624	1,059,942
Unite Group PLC	United Kingdom	146,656	993,693
Vonovia SE	Germany	79,267	2,791,633
			11,741,706
Residential REITs 10.5%
American Homes 4 Rent, A	United States	90,700	1,914,677
Apartment Investment & Management Co., A	United States	42,297	1,864,029
AvalonBay Communities Inc	United States	19,148	3,277,755
Camden Property Trust	United States	16,300	1,327,472
Canadian Apartment Properties REIT	Canada	54,800	1,197,493
Education Realty Trust Inc	United States	27,600	1,175,484
Equity Lifestyle Properties Inc	United States	23,402	1,774,808
Equity Residential	United States	28,823	1,779,820
Essex Property Trust Inc	United States	3,700	792,133
Invincible Investment Corp	Japan	1,356	659,413
UDR Inc	United States	18,897	660,828
			16,423,912
Retail REITs 24.7%
Equity One Inc	United States	45,900	1,308,150
Federal Realty Investment Trust	United States	6,140	891,712
General Growth Properties Inc	United States	49,216	1,227,939
Hammerson PLC	United Kingdom	186,843	1,260,268
Kimco Realty Corp	United States	69,351	1,845,430

|9

FRANKLIN GLOBAL TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Global Real Estate Fund (continued)
	Country	Shares	Value

Common Stocks (continued)
Retail REITs (continued)
Klepierre	France	53,118	$2,172,735
Link REIT	Hong Kong	310,966	2,217,276
The Macerich Co	United States	8,793	622,368
National Retail Properties Inc	United States	24,300	1,108,566
Realty Income Corp	United States	41,024	2,430,262
Regency Centers Corp	United States	28,981	2,088,661
Scentre Group	Australia	896,558	2,872,213
Simon Property Group Inc	United States	42,910	7,979,544
Smart Real Estate Investment Trust	Canada	34,000	847,624
Unibail-Rodamco SE	France	15,716	3,743,395
Vicinity Centres	Australia	773,444	1,689,145
Washington Prime Group Inc	United States	62,000	650,380
Weingarten Realty Investors	United States	39,860	1,443,331
Westfield Corp	Australia	334,813	2,267,506
			38,666,505
Specialized REITs 5.8%
Coresite Realty Corp	United States	14,131	1,042,020
CubeSmart	United States	45,747	1,192,624
CyrusOne Inc	United States	20,700	923,427
Digital Realty Trust Inc	United States	24,927	2,328,930
Extra Space Storage Inc	United States	9,971	729,379
Public Storage	United States	13,288	2,839,911
			9,056,291
Total Common Stocks (Cost $118,958,803)			154,595,249
Other Assets, less Liabilities 1.1%			1,784,305
Net Assets 100.0%			$156,379,554

See Abbreviations on page 23.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
October 31, 2016, the aggregate value of these securities was $1,716,343, representing 1.1% of net assets.
bNon-income producing.

|10

FRANKLIN GLOBAL TRUST

Statement of Investments, October 31, 2016 (unaudited)
Franklin International Growth Fund
	Country	Shares	Value

Common Stocks 97.1%
Aerospace & Defense 3.0%
MTU Aero Engines AG	Germany	112,000	$11,688,831
Auto Components 3.2%
Delphi Automotive PLC	United Kingdom	190,000	12,363,300
Banks 3.7%
[a,b] Irish Bank Resolution Corp. Ltd	Ireland	11,500	—
[a] KBC Groep NV	Belgium	235,000	14,318,680
			14,318,680
Biotechnology 4.9%
[a] Alkermes PLC	United States	230,000	11,594,300
CSL Ltd	Australia	100,000	7,648,308
			19,242,608
Capital Markets 5.6%
Azimut Holding SpA	Italy	780,000	12,517,162
CI Financial Corp	Canada	520,000	9,564,822
			22,081,984
Chemicals 8.3%
Koninklijke DSM NV	Netherlands	160,000	10,288,054
Symrise AG.	Germany	140,000	9,605,975
Umicore SA.	Belgium	210,000	12,767,755
			32,661,784
Diversified Consumer Services 2.6%
[a] TAL Education Group, ADR.	China	125,500	10,220,720
Diversified Financial Services 1.9%
[a] Deutsche Boerse AG	Germany	95,000	7,391,136
Energy Equipment & Services 2.4%
Amec Foster Wheeler PLC	United Kingdom	1,700,000	9,306,477
Health Care Equipment & Supplies 4.8%
Cochlear Ltd	Australia	80,000	7,789,693
GN Store Nord A/S	Denmark	550,000	11,153,256
			18,942,949
Household Products 2.5%
Reckitt Benckiser Group PLC	United Kingdom	108,000	9,668,385
Internet & Direct Marketing Retail 5.1%
Start Today Co. Ltd	Japan	550,000	9,670,560
[a] Vipshop Holdings Ltd., ADR	China	750,000	10,252,500
			19,923,060
Internet Software & Services 4.6%
[a] Just Eat PLC	United Kingdom	1,350,000	9,287,625
MercadoLibre Inc	Argentina	52,000	8,736,520
			18,024,145
IT Services 2.8%
Worldpay Group PLC	United Kingdom	3,100,000	10,807,775
Machinery 4.9%
GEA Group AG	Germany	200,000	7,732,944
Weir Group PLC.	United Kingdom	550,000	11,445,802
			19,178,746

Quarterly Statement of Investments | See Notes to Statements of Investments. | 11

FRANKLIN GLOBAL TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin International Growth Fund (continued)
	Country	Shares	Value

Common Stocks (continued)
Media 2.0%
ITV PLC	United Kingdom	3,700,000	$7,722,550
Multiline Retail 2.9%
Dollarama Inc	Canada	150,000	11,205,143
Pharmaceuticals 8.2%
Hikma Pharmaceuticals PLC	United Kingdom	450,000	9,662,216
Roche Holding AG	Switzerland	48,000	11,036,992
Santen Pharmaceutical Co. Ltd	Japan	770,000	11,262,741
			31,961,949
Professional Services 2.7%
Experian PLC	United Kingdom	550,000	10,590,733
Road & Rail 3.3%
DSV AS	Denmark	270,000	13,086,369
Software 11.0%
[a] Check Point Software Technologies Ltd	Israel	155,000	13,106,800
[a] Line Corp	Japan	200,000	8,209,774
The Sage Group PLC	United Kingdom	1,250,000	11,040,302
SAP SE	Germany	120,000	10,569,052
			42,925,928
Textiles, Apparel & Luxury Goods 2.2%
Luxottica Group SpA	Italy	170,000	8,462,333
Trading Companies & Distributors 4.5%
[a] Noble Group Ltd	Hong Kong	55,000,000	6,562,916
Wolseley PLC	United Kingdom	215,000	11,188,302
			17,751,218
Total Common Stocks (Cost $366,639,151)			379,526,803

Short Term Investments (Cost $10,466,366) 2.7%
Money Market Funds 2.7%
[a,c] Institutional Fiduciary Trust Money Market Portfolio	United States	10,466,366	10,466,366
Total Investments (Cost $377,105,517) 99.8%			389,993,169
Other Assets, less Liabilities 0.2%			845,419
Net Assets 100.0%			$390,838,588

See Abbreviations on page 23.

aNon-income producing.
bSecurity has been deemed illiquid because it may not be able to be sold within seven days.
cSee Note 8 regarding investments in affiliated management investment companies.

|12

FRANKLIN GLOBAL TRUST

Statement of Investments, October 31, 2016 (unaudited)
Franklin International Small Cap Growth Fund
	Country	Shares	Value

Common Stocks 99.3%
Air Freight & Logistics 4.6%
Panalpina Welttransport Holding AG	Switzerland	442,230	$57,435,370
Beverages 2.6%
C&C Group PLC	Ireland	8,596,730	33,026,703
Building Products 3.1%
Uponor OYJ	Finland	2,270,213	38,624,440
Capital Markets 7.2%
ARA Asset Management Ltd	Singapore	46,734,622	47,031,931
[a] Fairfax India Holdings Corp	Canada	3,810,600	42,869,250
			89,901,181
Commercial Services & Supplies 7.7%
Elis SA	France	2,564,960	42,625,586
ISS A/S	Denmark	742,100	29,177,555
[a] Serco Group PLC	United Kingdom	15,021,756	25,229,545
			97,032,686
Construction & Engineering 1.7%
[b] Morgan Sindall Group PLC	United Kingdom	2,498,900	21,979,118
Distributors 2.6%
[b] Headlam Group PLC	United Kingdom	5,372,888	32,359,925
Diversified Financial Services 4.4%
Kennedy Wilson Europe Real Estate PLC	United Kingdom	4,456,500	55,372,555
Electrical Equipment 1.4%
Prysmian SpA	Italy	734,026	18,265,302
Energy Equipment & Services 3.4%
Amec Foster Wheeler PLC.	United Kingdom	7,809,162	42,750,465
Food & Staples Retailing 2.9%
Sligro Food Group NV	Netherlands	570,674	20,433,179
Total Produce PLC	Ireland	8,347,700	15,943,364
			36,376,543
Hotels, Restaurants & Leisure 2.9%
[a] Dalata Hotel Group PLC	Ireland	8,042,958	36,019,680
Insurance 13.3%
[a] Arch Capital Group Ltd	United States	567,507	44,248,521
Euler Hermes Group	France	329,241	28,567,989
Fairfax Financial Holdings Ltd	Canada	87,000	44,542,314
RenaissanceRe Holdings Ltd	United States	394,700	49,057,263
			166,416,087
Leisure Products 2.5%
Beneteau S.A	France	2,721,600	31,456,946
Machinery 7.3%
Valmet OYJ	Finland	802,740	11,921,656
Vesuvius PLC.	United Kingdom	11,877,930	52,999,638
Zardoya Otis SA	Spain	3,149,108	26,581,396
			91,502,690
Marine 5.2%
[b] Clarkson PLC	United Kingdom	1,929,420	46,057,038
[a,b] Diana Shipping Inc	Greece	7,909,500	19,773,750
			65,830,788

Quarterly Statement of Investments | See Notes to Statements of Investments. | 13

FRANKLIN GLOBAL TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin International Small Cap Growth Fund (continued)
	Country	Shares	Value

Common Stocks (continued)
Media 2.3%
ASATSU-DK Inc	Japan	1,019,800	$28,345,335
Metals & Mining 2.0%
Straits Trading Co. Ltd	Singapore	17,186,300	25,078,668
Professional Services 4.3%
PageGroup PLC	United Kingdom	9,307,501	41,370,803
SThree PLC	United Kingdom	4,521,460	13,228,519
			54,599,322
Real Estate Investment Trusts (REITs) 10.8%
Green REIT PLC	Ireland	33,328,081	49,752,294
[b] Irish Residential Properties REIT PLC	Ireland	31,125,000	40,143,119
[b] Lar Espana Real Estate Socimi SA	Spain	6,357,210	45,705,845
			135,601,258
Real Estate Management & Development 2.2%
Countrywide PLC	United Kingdom	5,111,880	11,276,389
Hang Lung Group Ltd	Hong Kong	4,262,100	16,349,046
			27,625,435
Specialty Retail 1.2%
[a,b] Carpetright PLC	United Kingdom	6,064,925	14,626,024
Trading Companies & Distributors 3.7%
Grafton Group PLC, units consisting of A shares and C shares	United Kingdom	7,597,932	46,253,912
Total Common Stocks (Cost $1,358,759,686)			1,246,480,433
Other Assets, less Liabilities 0.7%			8,214,662
Net Assets 100.0%			$1,254,695,095

See Abbreviations on page 23.

aNon-income producing.
bSee Note 7 regarding holdings of 5% voting securities.

|14

FRANKLIN GLOBAL TRUST

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Global Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of five separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV.

Certain derivative financial instruments trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value.

|15

FRANKLIN GLOBAL TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

2. FINANCIAL INSTRUMENT VALUATION (continued)

Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty within a few business days. Collateral pledged and/or received by the Fund, if any, is

|16

FRANKLIN GLOBAL TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

The following funds have invested in derivatives during the period.

Franklin Emerging Market Debt Opportunities Fund - Forwards

4. INCOME TAXES

At October 31, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin	Franklin	Franklin
	Emerging Market	Global Listed	Global
	Debt Opportunities	Infrastructure	Real Estate
	Fund	Fund	Fund

Cost of investments	$533,731,726	$27,549,008	$129,349,750

Unrealized appreciation	$44,494,042	$3,539,578	$37,678,263
Unrealized depreciation	(94,347,442)	(1,377,389)	(12,432,764)
Net unrealized appreciation (depreciation)	$(49,853,400)	$2,162,189	$25,245,499

			Franklin
		Franklin	International
		International	Small Cap
		Growth Fund	Growth Fund

Cost of investments		$379,501,168	$1,367,720,745

Unrealized appreciation		$62,867,172	$138,750,613
Unrealized depreciation.		(52,375,171)	(259,990,925)
Net unrealized appreciation (depreciation)		$10,492,001	$(121,240,312)

5. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

Certain or all Funds invest a large percentage of their total assets in Real Estate Investment Trust securities. Such concentration may subject the Funds to special risks associated with real estate securities. These securities may be more sensitive to economic or regulatory developments due to a variety of factors such as local, regional, national and global economic conditions, interest rates and tax considerations.

|17

FRANKLIN GLOBAL TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

6. RESTRICTED SECURITIES

At October 31, 2016, certain or all Funds held investments in restricted securities, excluding certain securities exempt from registration under the Securities Act of 1933 deemed to be liquid, as follows:

Principal
Amount*/			Acquisition
Units		Issuer	Dates	Cost	Value
Franklin Emerging Market Debt Opportunities Fund
11,156,250		Development Bank of South Africa Ltd. (Government of
		Angola), Tranche 2, senior note, FRN, 7.175%, 12/20/23	12/16/13	$11,156,250	$10,507,203
10,500,000		Development Bank of South Africa Ltd. (Government of
		Angola), Tranche 3B, senior note, FRN, 7.175%, 12/20/23	6/06/14	10,500,000	9,889,133
9,300,000		Ethiopian Railway Corp. (Republic of Ethiopia), FRN, 4.865%,
		8/02/21	8/04/14 - 1/15/16	8,751,116	8,540,452
4,424,861		Global Distressed Alpha Fund III LP	10/11/12 - 1/22/16	4,600,000	711,571
284,952,953	JPY	Government of Iraq, Tranche A3, Sumitomo Corp. Loan, FRN,
		0.563%, 1/01/28.	10/16/07 - 1/06/11	1,694,721	1,643,215
498,684,928	JPY	Merrill Lynch & Co. Inc. (Government of Iraq), FRN, 0.563%,
		1/01/28	7/19/07 - 1/06/11	2,857,733	2,875,726
4,250,000	DEM	NK Debt Corp., 144A, zero cpn., 3/12/20	6/19/07 - 10/14/08	723,263	—
18,000,000	DEM	NK Debt Corp., Reg S, zero cpn., 3/12/20	1/25/11 - 6/06/11	2,023,663	—
2,000,000	CHF	NK Debt Corp., Reg S, zero cpn., 3/12/20	6/17/11	388,830	—
17,000,000		Societe des Hydrocarbures du Tchad, Tranche 4, FRN,
		7.626%, 12/30/22	10/03/16	16,515,500	16,515,500
		Total Restricted Securities (Value is 9.9% of Net Assets)		$59,211,076	$50,682,800

*In U.S. dollars unless otherwise indicated.

7. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended October 31, 2016, certain or all Funds held investments in “affiliated companies” as follows:

	Number of				Number of
	Shares Held				Shares	Value at
	at Beginning	Gross		Gross	Held at End	End of	Investment	Realized
Name of Issuer	of Period	Additions		Reductions	of Period	Period	Income	Gain (Loss)

Franklin International Small Cap Growth Fund
Non-Controlled Affiliates
Aderans Co. Ltd	3,568,500	—		(3,568,500)	—	$—	$—	$(25,596,842)
Carpetright PLC	6,064,925	—		—	6,064,925	14,626,024	—	—
Clarkson PLC.	1,929,420	—		—	1,929,420	46,057,038	566,098	—
Diana Shipping Inc	7,909,500	—		—	7,909,500	19,773,750	—	—
Headlam Group PLC.	5,372,888	—		—	5,372,888	32,359,925	—	—
Irish Residential Properties REIT
PLC	31,125,000	—		—	31,125,000	40,143,119	—	—
Lar Espana Real Estate Socimi
SA	4,593,500	2,271,510	[a]	(507,800)	6,357,210	45,705,845	—	(3,036,675)
Lar Espana Real Estate Socimi
SA (interim line)	2,271,510	—		(2,271,510)[b]	—	—	—	—
Morgan Sindall Group PLC	2,498,900	—		—	2,498,900	21,979,118	396,764	—
Total Affiliated Securities (Value is 17.6% of Net Assets)						$220,644,819	$962,862	$(28,633,517)

aGross addition was the result of a corporate action.
bGross reduction was the result of a corporate action.

|18

FRANKLIN GLOBAL TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

8. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended October 31, 2016, certain or all Funds held investments in affiliated management investment companies as follows:

								% of
								Affiliated
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Realized	Held at End
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period

Franklin Emerging Market Debt
Opportunities Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio	20,493,180	54,118,628	(74,611,808)	-	$-	$ -	$ -	-%

Franklin International Growth Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio	5,411,318	31,976,966	(26,921,918)	10,466,366	$10,466,366	$—	$—	0.1%

9. INVESTMENTS IN ALTERNATIVE STRATEGIES (FT) LTD. (FT SUBSIDIARY)

Franklin Emerging Market Debt Opportunities Fund invests in certain financial instruments, warrants or commodities through its investment in the FT Subsidiary. The FT Subsidiary is a Cayman Islands exempted company, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments consistent with the investment objective of the Fund. At October 31, 2016, the FT Subsidiary’s investments as well as any other assets and liabilities of the FT Subsidiary are reflected in the Fund’s Consolidated Statement of Investments. At October 31, 2016, the net assets of the FT Subsidiary were $9,344,657 representing 1.8% of the Fund’s consolidated net assets. The Fund’s investment in the FT Subsidiary is limited to 25% of consolidated assets.

10. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

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FRANKLIN GLOBAL TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

10. FAIR VALUE MEASUREMENTS (continued)

A summary of inputs used as of October 31, 2016, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1	Level 2		Level 3		Total
Franklin Emerging Market Debt Opportunities
Fund
Assets:
Investments in Securities:
Warrants	$—	$7,350,352		$—		$7,350,352
Quasi-Sovereign and Corporate Bonds	—	159,671,931		9,310,485		168,982,416
Loan Participations and Assignments	—	32,701,625		49,971,229	[a]	82,672,854
Foreign Government and Agency Securities	—	224,161,133		—		224,161,133
Common Stocks	—	—		—[a]		—
Private Limited Partnership Fund.	—	—		711,571		711,571
Total Investments in Securities	$—	$423,885,041		$59,993,285		$483,878,326

Other Financial Instruments:
Forward Exchange Contracts	$—	$903,119		$—		$903,119

Franklin Global Listed Infrastructure Fund
Assets:
Investments in Securities:
Equity Investments[b]	$29,711,197	$—		$—		$29,711,197

Franklin Global Real Estate Fund
Assets:
Investments in Securities:
Equity Investments[b]	$154,595,249	$—		$—		$154,595,249

Franklin International Growth Fund
Assets:
Investments in Securities:
Equity Investments[b]	$379,526,803	$—	$	—[a]		$379,526,803
Short Term Investments	10,466,366	—		—		10,466,366
Total Investments in Securities	$389,993,169	$—		$—		$389,993,169

Franklin International Small Cap Growth Fund
Assets:
Investments in Securities:
Equity Investments[b]	$1,246,480,433	$—		$—		$1,246,480,433

aIncludes securities determined to have no value at October 31, 2016.
bFor detailed categories, see the accompanying Statement of Investments.

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FRANKLIN GLOBAL TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period. The reconciliation of assets for the three months ended October 31, 2016, is as follows:

											Net Change in
											Unrealized
											Appreciation
	Balance at				Transfers			Net Unrealized			(Depreciation) on
	Beginning of				Into (Out of)	Cost Basis	Net Realized	Appreciation	Balance at End of		Assets Held at Period
	Period		Purchases	Sales	Level 3	Adjustments[a]	Gain (Loss)	(Depreciation)	Period		End

Franklin Emerging Market Debt
Opportunities Fund
Assets:
Investments in Securities:
Quasi-Sovereign and
Corporate Bonds	$9,013,227		$-	$-	$-	$-	$-	$297,258	$9,310,485		$297,258
Loan Participations and
Assignments	33,026,695	[b]	16,515,500	–	–	125,656	–	303,378	49,971,229	[b]	303,378
Private Limited Partnership
Fund	568,829		–	–	–	–	–	142,742	711,571		142,742
Total Investments in Securities.
	$42,608,751		$16,515,500	$-	$-	$125,656	$-	$743,378	$59,993,285		$743,378

aMay include accretion, amortization, partnership adjustments, and/or other cost basis adjustments
bIncludes securities determined to have no value.

Significant unobservable valuation inputs developed by the VC for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of October 31, 2016, are as follows:

	Fair Value at			Amount/	Impact to Fair Value if
Description	End of Period	Valuation Technique	Unobservable Inputs	Range	Input Increases[a]
Assets:
Investments in
Securities:
Quasi-Sovereign		Probability Weighted
and Corporate		Discounted Cash
Bonds	$9,309,119	Flow Model[b]	Free Cash Flow	$ 0.0-$15.8 (mil)	Increase[c]
			Discount rate	3.8%	Decrease
			Time to settlement	12 months	Increase[d]
			Discount for lack of
		Market Comparables	marketability	30%	Decrease[c]
Loan Participations			Weighted average of
and Assignments .	33,455,729	Consensus Pricing	offered quotes	57.62-64.33 JPY	Increase[e]
		Discounted Cash
		Flow Model	Free Cash Flow	$39.6 (mil)	Increase[c]

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FRANKLIN GLOBAL TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

	Fair Value at				Amount/	Impact to Fair Value if
Description	End of Period		Valuation Technique	Unobservable Inputs	Range	Input Increases[a]
				Discount rate	8.2%-10.7%	Decrease
			Probability Weighted
Private Limited			Discounted Cash
Partnership Fund .	711,571		Flow Model	Free Cash Flow[f]	$ 0.0-$14.0 (mil)	Increase[c]
				Cost of Equity Capital	20%	Decrease[e]
				Discount for lack of
			Market Comparables	marketability	50%	Decrease[e]
All Other
Investments[g]	16,516,866	[h]
Total	$59,993,285

aRepresents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
bAs noted in the Consolidated Statement of Investments, this security represents Ghanaian court claims filed against the National Investment Bank of Ghana. The valuation of these claims is based on principal plus 11% simple interest commencing on default date, and is adjusted for several probability weighted outcomes arising from the legal proceedings. Considerations include the receipt and form of payment and related timing. There is uncertainty due to the risk of adverse litigation, political and economic conditions, and timing of the payment. Actual results could differ from management’s estimates and these differences could be material.
cRepresents a significant impact to fair value and net assets.
dImpact to fair value takes into consideration accrual of interest as indicated above.
eRepresents a significant impact to fair value but not net assets.
fIncludes probability assumptions for various outcomes from ongoing legal proceedings.
gIncludes financial instruments with values derived using prior transaction prices or third party pricing information without adjustment for which such inputs are unobservable.
May also include fair value of immaterial financial instruments developed using various valuation techniques and unobservable inputs.
hIncludes securities determined to have no value at October 31, 2016.

11. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

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FRANKLIN GLOBAL TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Abbreviations

Counterparty		Currency		Selected Portfolio
CITI	Citibank N.A.	BRL	Brazilian Real	ADR	American Depositary Receipt
MSCO	Morgan Stanley	CHF	Swiss Franc	FRN	Floating Rate Note
RBCCM	Royal Bank of Canada	COP	Colombian Peso	GDR	Global Depositary Receipt
		DEM	Deutsche Mark	PTN	Pass-through Note
		EUR	Euro	REIT	Real Estate Investment Trust
		GHS	Ghanaian Cedi
		INR	Indian Rupee
		JPY	Japanese Yen
		KES	Kenyan Shilling
		MXN	Mexican Peso
		PEN	Peruvian Nuevo Sol
		RUB	Russian Ruble
		TRY	Turkish Lira
		UGX	Ugandan Shilling
		UYU	Uruguayan Peso
		ZAR	South African Rand

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

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Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN GLOBAL TRUST

By  /s/Laura F. Fergerson

Laura F. Fergerson

Chief Executive Officer –

Finance and Administration

Date December 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  _/s/Laura F. Fergerson

Laura F. Fergerson

Chief Executive Officer –

Finance and Administration

Date December 27, 2016

By  _/s/Gaston Gardey

Gaston Gardey

Chief Financial Officer and

Chief Accounting Officer

Date December 27, 2016